Summary of Significant Accounting Policies (Fixed Assets, Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2012
Office building [Member]
Fixed Assets, Estimated Useful Life [Line Items]
Estimated useful life	47 years
Computer equipment (including servers) [Member]
Fixed Assets, Estimated Useful Life [Line Items]
Estimated useful life	4 years
Leasehold improvements [Member]
Fixed Assets, Estimated Useful Life [Line Items]
Estimated useful life	Lesser of the term of the lease or the estimated useful lives of the assets
Office furniture [Member]
Fixed Assets, Estimated Useful Life [Line Items]
Estimated useful life	5 years
Vehicles [Member]
Fixed Assets, Estimated Useful Life [Line Items]
Estimated useful life	4-10 years